Subsidiaries (Schedule of Assets Acquired and Liabilities Assumed) (Details) - CPV Group [Member] $ in Millions	Jan. 25, 2021 USD ($)
Disclosure of subsidiaries [line items]
Cash and cash equivalents	$ 29
Trade and other receivables	15
Long-term restricted deposits and cash	1
Investments in associated companies	595
Property, plant and equipment	50
Right-of-use assets	10
Intangible assets	111
Trade and other payables	(6)
Derivative financial instruments	(12)
Loans and credit	(169)
Lease liabilities	(10)
Other long-term liabilities	(28)
Liabilities for deferred taxes	(6)
Identified assets, net	$ 580